Investment in Films and Television Programs, Net (Tables)	6 Months Ended
Jan. 31, 2026
Investment in Films and Television Programs, Net [Abstract]
Schedule of Investment in Films and Television Programs

Movement in investment in films and television programs is as follows:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Beginning balance	$576,956	$800,033
Addition investments	111,021	258,882
Amortization	(241,379)	(483,700)
Impairments	—	—
Foreign currency translation adjustments	(13,980)	1,741
Ending balance	$432,618	$576,956